INVESTMENT IN ASSOCIATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2023
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Percentage participation using the equity method of accounting
As of December 31, 2023, 2022 and 2021, the Company had the following participation in investments that are recorded using the equity method:

	2023	2022	2021
River Box Holding Inc.	49.90%	49.90%	49.90%
SFL Hercules Ltd	*	*	*

Summarized financial statement information of equity method investees
Summarized balance sheet information of the Company's equity method investees is as follows:

	River Box
(in thousands of $)	2023	2022
Share presented	49.90%	49.90%
Current assets	16,371	15,186
Non-current assets	220,816	234,572
Total assets	237,187	249,758
Current liabilities	15,173	14,267
Non-current liabilities (1)	205,541	218,944
Total liabilities	220,714	233,211
Total stockholders' equity (2)	16,473	16,547
(1)River Box non-current liabilities as of December 31, 2023, include $45.0 million due to SFL (December 31, 2022: $45.0 million). (See Note 25: Related Party Transactions).
(2)In the year ended December 31, 2023, River Box paid a dividend of $2.9 million to the Company (December 31, 2022: $2.9 million).
Summarized statement of operations information of the Company's equity method investees is shown below.

River Box	Year ended December 31,
(in thousands of $)	2023	2022
Operating revenues	18,358	19,269
Net operating revenues	18,339	19,248
Net income (3)	2,848	2,833

	Year ended December 31, 2021
(in thousands of $)	River Box	SFL Hercules	TOTAL
Operating revenues	20,115	13,753	33,868
Net operating revenues	20,094	6,558	26,652
Net income (3)	3,267	927	4,194

(3)The net income of River Box for the years ended December 31, 2023 and December 31, 2022, includes interest payable to SFL amounting to $4.6 million and $4.6 million, respectively. The net income of River Box and SFL Hercules for 2021 includes interest payable to SFL amounting to $4.6 million and $2.4 million, respectively. (See Note 25: Related Party Transactions).

Movement in allowance for expected credit losses
Movements in the year ended December 31, 2023, in the allowance for expected credit losses can be summarized as follows:

As of December 31, 2023
(in thousands of $)	River Box
Share presented	49.90%
Balance as of December 31, 2022	378
Allowance recorded in net income of associated company	(70)
Balance as of December 31, 2023	308